FINANCIAL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL EXPENSES
Schedule of financial expenses

	2022	2021	2020
Third parties:
Interest on long-term debt	$235.3	$228.0	$204.3
Amortization of financing costs	5.8	6.1	5.8
Interest on lease liabilities	5.3	5.4	4.9
Interest on net defined benefit liability	3.1	5.4	4.4
Loss (gain) on foreign currency translation of short-term monetary items	2.8	(1.1)	(2.1)
Other	0.5	(3.7)	(0.9)
	252.8	240.1	216.4
Affiliated corporations:
Interest expense	182.5	175.5	167.0
Dividend income	(184.4)	(177.4)	(168.8)
Interest on lease liabilities	1.5	1.7	1.8
Interest income	(7.8)	(7.8)	(7.9)
	(8.2)	(8.0)	(7.9)
	$244.6	$232.1	$208.5